AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
                   OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
            OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL,
               OVERTURE VIVA!, OVERTURE OVATION!, Protector hVUL,
                Allocator 2000, Regent 2000, and Executive Select
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
             OVERTURE ACCLAIM!, OVERTURE ACCENT!, OVERTURE MEDLEY!,
                   Allocator 2000 Annuity and Designer Annuity
                         Prospectuses Dated May 1, 2007

                        Supplement Dated October 17, 2007

The PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for the Summit Mutual Funds, Inc., Summit Pinnacle Series ("Summit") portfolios listed below. Summit is an affiliate of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

A. For Overture VIVA!, Allocator 2000, Regent 2000, Executive Select, Allocator Annuity and Designer Annuity, Summit EAFE International Index Portfolio expenses are deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                   Fund Fees       Total      Waivers      Total Expenses
Subaccount's underlying            Management   12b-1      Other     and         Portfolio      and       after waivers and
Portfolio Name                       Fees       Fees       Fees    Expenses (1)    Fees      Reductions   reductions if any
----------------------------------------------------------------------------------------------------------------------------
SUMMIT  (1)
  EAFE International Index           0.56%      -          0.69%     0.01%         1.26%       0.30%          0.96% (2)
----------------------------------------------------------------------------------------------------------------------------

1. Total Expenses reported above may not correlate to amounts reported in the Financial Highlights section of the Portfolio Prospectuses because the Financial Highlights ratios do not include Acquired Fund Fees and Expenses.
2. The Adviser has agreed to waive its fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio through April 30, 2008. The waiver does not extend to Acquired Fund Fees and Expenses.

B. For Overture Applause!, Overture Applause! II, Overture Encore!, Overture Bravo!, Corporate Benefit VUL, Overture VIVA!, Overture Ovation!, Protector hVUL, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim!, Overture Accent! and Overture Medley!, the Summit Russell 2000 Small Cap Index Portfolio and Summit S&P MidCap 400 Index Portfolio expenses are deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                   Fund Fees       Total      Waivers      Total Expenses
Subaccount's underlying            Management   12b-1      Other     and         Portfolio      and       after waivers and
Portfolio Name                       Fees       Fees       Fees    Expenses (1)    Fees      Reductions   reductions if any
----------------------------------------------------------------------------------------------------------------------------
SUMMIT  (1)
  Russell 2000 Small Cap Index       0.35%      -          0.30%     0.02%         0.67%       -              0.67%
  S&P MidCap 400 Index               0.30%      -          0.22%     0.01%         0.53%       -              0.53%
----------------------------------------------------------------------------------------------------------------------------

1. Total Expenses reported above may not correlate to amounts reported in the Financial Highlights section of the Portfolio Prospectuses because the Financial Highlights ratios do not include Acquired Fund Fees and Expenses.

All other Policy provisions remain as stated in your Policy and prospectus, as previously amended. The Summit fund prospectus includes more information about each portfolio.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.